Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		$ 44,942
Average fair value of trading derivatives, Unfavourable		44,332
Year-end fair value, Favourable	$ 42,302	45,065
Year-end fair value, Unfavourable	42,203	42,247
Net derivative financial instruments, Year-end fair value, Favourable	16,336	15,550
Net derivative financial instruments, Year-end fair value, Unfavourable	15,727	11,819
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	42,302	45,065
Year-end fair value, Unfavourable	42,203	42,247
Less impact of master netting and collateral Year-end fair value, Favourable	28,961	32,081
Less impact of master netting and collateral Year-end fair value, Unfavourable	28,961	32,081
Net derivative financial instruments, Year-end fair value, Favourable	13,341	12,984
Net derivative financial instruments, Year-end fair value, Unfavourable	13,242	10,166
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	37,046
Average fair value of trading derivatives, Unfavourable	35,339
Year-end fair value, Favourable	35,379	39,294
Year-end fair value, Unfavourable	35,702	36,038
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	6,923	5,771
Year-end fair value, Unfavourable	6,501	6,209
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	14,031
Average fair value of trading derivatives, Unfavourable	11,888
Year-end fair value, Favourable	10,286	18,234
Year-end fair value, Unfavourable	9,625	13,124
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	58
Average fair value of trading derivatives, Unfavourable	3
Year-end fair value, Favourable	69	138
Year-end fair value, Unfavourable	3
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	13,702
Average fair value of trading derivatives, Unfavourable	11,652
Year-end fair value, Favourable	9,805	18,007
Year-end fair value, Unfavourable	9,427	13,044
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	2,839	2,783
Year-end fair value, Unfavourable	3,538	3,830
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	271
Average fair value of trading derivatives, Unfavourable	233
Year-end fair value, Favourable	412	89
Year-end fair value, Unfavourable	195	80
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	14,419
Average fair value of trading derivatives, Unfavourable	15,285
Year-end fair value, Favourable	14,250	14,963
Year-end fair value, Unfavourable	15,209	17,134
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	4,043	2,980
Year-end fair value, Unfavourable	2,962	2,377
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	4,430
Average fair value of trading derivatives, Unfavourable	3,931
Year-end fair value, Favourable	4,823	4,048
Year-end fair value, Unfavourable	4,154	3,448
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	461	198
Year-end fair value, Unfavourable	236	220
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	9,374
Average fair value of trading derivatives, Unfavourable	10,851
Year-end fair value, Favourable	9,070	9,931
Year-end fair value, Unfavourable	10,796	12,934
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	3,582	2,782
Year-end fair value, Unfavourable	2,726	2,157
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	615
Average fair value of trading derivatives, Unfavourable	503
Year-end fair value, Favourable	357	984
Year-end fair value, Unfavourable	259	752
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	8,596
Average fair value of trading derivatives, Unfavourable	8,166
Year-end fair value, Favourable	10,843	6,097
Year-end fair value, Unfavourable	10,868	5,780
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	3,482
Average fair value of trading derivatives, Unfavourable	3,918
Year-end fair value, Favourable	3,677	2,940
Year-end fair value, Unfavourable	5,049	2,732
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	41	8
Year-end fair value, Unfavourable	1	2
Other derivative contracts [member] | Derivatives [member] | Credit Derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	239
Average fair value of trading derivatives, Unfavourable	40
Year-end fair value, Favourable	245	480
Year-end fair value, Unfavourable	30	53
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	4,875
Average fair value of trading derivatives, Unfavourable	4,208
Year-end fair value, Favourable	6,921	2,677
Year-end fair value, Unfavourable	$ 5,789	$ 2,995